Fair values - Schedule of fair values of financial instruments carried on a cost basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and equivalents (excluding securities with original maturities up to 3 months)
Restricted cash	$ 30	$ 323
Restricted cash, non-current	300	300
Carrying value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	2,422	1,765
Time deposits	1,737	1,513
Restricted cash	30	323
Restricted cash, non-current	300	300
Marketable securities and short-term investments (excluding securities)
Time deposits	300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	1,357	1,266
Long-term debt (excluding finance lease obligations)	4,043	4,668
Total fair value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	2,422	1,765
Time deposits	1,737	1,513
Restricted cash	30	323
Restricted cash, non-current	300	300
Marketable securities and short-term investments (excluding securities)
Time deposits	300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	1,357	1,266
Long-term debt (excluding finance lease obligations)	4,292	4,998
Total fair value | Level 1
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	2,422	1,765
Restricted cash	30	323
Restricted cash, non-current	300	300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	1,288	497
Long-term debt (excluding finance lease obligations)	4,234	4,909
Total fair value | Level 2
Cash and equivalents (excluding securities with original maturities up to 3 months)
Time deposits	1,737	1,513
Marketable securities and short-term investments (excluding securities)
Time deposits	300
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	69	769
Long-term debt (excluding finance lease obligations)	$ 58	$ 89